Net Borrowings - Schedule of Maturity of Gross borrowings Before Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 9,902	£ 9,042	£ 10,129
Due within one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,828	2,459	2,058
Due between one and three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,033	1,255	2,896
Due between three and five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,111	1,324	537
Due after five years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 3,930	£ 4,004	£ 4,638